Selling General and Administrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Selling, General and Administrative [Abstract]
Business development	$ 147,635	$ 1,150
Professional fees	116,029	500
Rent	45,450	1,862
Office expense	30,226	2,836
Management salaries	103,129
Selling, general and administrative	$ 442,469	$ 6,348